Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Loss	$ (3,679)	$ (2,932)	$ (5,883)		$ (2,592)	$ (5,789)
Adjustments to the profit or loss items:
Depreciation and amortization	219	267	538		187	33
Loss on impairment of intangible asset			1,042
Cost of share-based payment	26	131	196		897	43
Finance expenses, net	(206)	(1,023)	(2,205)		(6,585)	9
Group’s share of losses of company accounted for at equity, net	185	98	210		109
Losses from remeasurement of investment in financial assets	256	855	1,048		770
Total adjustments to the profit or loss	480	328	829		(4,622)	85
Working capital adjustments:
Decrease (increase) in other accounts receivable	242	(684)	(409)		3	170
Increase (decrease) in trade payables	362	48	(397)			353
Increase (decrease) in other accounts payable	68	(40)	(8)		39	120
Decrease (increase) in trade receivables	3	39	55		(77)
Decrease (increase) in inventory	327	8	(74)		(668)
Increase (decrease) in working capital	1,002	(629)	(833)		(703)	643
Net cash used in operating activities	(2,197)	(3,233)	(5,887)		(7,917)	(5,061)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits	1	16	(5)		(15)	(35)
Investment (withdrawal) in short-term bank deposits	692		(3,000)
Purchase of property and equipment	(1)				(8)	(35)
Investment in a company accounted for at equity	(600)	(400)	(400)		(700)
Investments in financial assets			(689)
Loans to related parties	(2,400)
Sale of minority interest in subsidiary			2,985
Purchase of financial assets at fair value through profit or loss		(687)			(1,500)
Purchase of intangible asset					(4,861)
Net cash provided by investing activities	(2,308)	(1,071)	(4,094)		(7,084)	(70)
Cash flows from financing activities:
Proceeds from issuance of share capital and warrants (net of issuance expenses)	2,722	(50)	5,552		9,005	7,699
Exercise of warrants					2,770	2,568
Payment of issuance expenses related to previous period					3
Interest paid on lease liability			(7)		(8)
Proceeds from issuance of shares to minority interests in a subsidiary		2,887	2,985	[1]
Repayment of lease liability	(41)	(26)	(47)		(70)	(19)
Repayment of short-term credit						(188)
Net cash provided by financing activities	2,681	2,811	8,483		11,700	10,060
Increase (decrease) in cash and cash equivalents	(1,824)	(1,493)	(1,498)		(3,301)	4,929
Cash and cash equivalents at the beginning of the period	2,076	3,574	3,574		6,875	1,946
Cash and cash equivalents at the end of the period	252	2,081	2,076		3,574	6,875
(a) Significant non-cash transactions:
Mutual share exchange of ordinary shares (see note 10)		288	288
Right-of-use asset recognized with corresponding lease liability			102			78
Registration of warrants						2,480
Investment in financial asset
Unpaid issue expenses						$ 290
Previously Stated
Cash flows from operating activities:
Loss			(5,883)
Adjustments to the profit or loss items:
Depreciation and amortization			538
Loss on impairment of intangible asset			1,042
Cost of share-based payment			196
Finance expenses, net			(2,205)
Group’s share of losses of company accounted for at equity, net			210
Losses from remeasurement of investment in financial assets			1,048
Total adjustments to the profit or loss			829
Working capital adjustments:
Decrease (increase) in other accounts receivable			(409)
Increase (decrease) in trade payables			(397)
Increase (decrease) in other accounts payable			(8)
Decrease (increase) in trade receivables			55
Decrease (increase) in inventory			(74)
Increase (decrease) in working capital			(833)
Net cash used in operating activities			(5,887)
Cash flows from investing activities:
Investment (withdrawal) in restricted bank deposits			(5)
Investment (withdrawal) in short-term bank deposits			(3,000)
Purchase of property and equipment
Investment in a company accounted for at equity			(400)
Investments in financial assets			(689)
Sale of minority interest in subsidiary			2,985
Purchase of financial assets at fair value through profit or loss
Purchase of intangible asset
Net cash provided by investing activities			(1,109)
Cash flows from financing activities:
Proceeds from issuance of share capital and warrants (net of issuance expenses)			5,552
Exercise of warrants
Payment of issuance expenses related to previous period
Interest paid on lease liability			(7)
Repayment of lease liability			(47)
Repayment of short-term credit
Net cash provided by financing activities			5,498
Increase (decrease) in cash and cash equivalents			(1,498)
Cash and cash equivalents at the beginning of the period	$ 2,076	$ 3,574	3,574
Cash and cash equivalents at the end of the period			2,076		$ 3,574
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability			102
Registration of warrants
Investment in financial asset			288
Unpaid issue expenses

[1]	Reclassified